Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,816	¥ 1,465
Fair value	(5)	15
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,400	1,266
Fair value	(5)	12
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	416	199
Fair value	0	3
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	3,028	1,628
Fair value	¥ 6	¥ (14)